Consolidated statement of profit or loss and other comprehensive loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares	Mar. 31, 2019 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 15,010	₨ 1,097,862	₨ 6,265,274	₨ 8,420,104
Other revenue	2,371	173,406	994,081	938,476
Total revenue	17,381	1,271,268	7,259,355	9,358,580
Other income	1,805	132,045	159,631	263,785
Service cost	305	22,276	2,922,929	4,282,803
Personnel expenses	10,650	778,915	1,777,273	2,550,214
Marketing and sales promotion expenses	1,088	79,584	196,209	809,996
Other operating expenses	13,376	978,315	2,259,261	3,975,805
Depreciation and amortization	10,247	749,480	666,369	581,746
Impairment of goodwill	3,622	264,909	221,999
Results from operations	(20,102)	(1,470,166)	(625,054)	(2,578,199)
Share of loss of joint venture	(54)	(3,962)	(10,784)	(12,772)
Finance income	1,116	81,604	58,641	41,310
Finance cost	(1,603)	(117,252)	(193,287)	(263,290)
Change in fair value of warrants - (loss)/ gain	5,182	378,994	94	1,667,193
Loss before taxes	(15,461)	(1,130,782)	(770,390)	(1,145,758)
Tax expense	(876)	(64,096)	(69,805)	(47,837)
Loss for the period	(16,337)	(1,194,878)	(840,195)	(1,193,595)
Items not to be reclassified to profit or loss in subsequent periods (net of taxes)
Remeasurement (loss)/gain on defined benefit plan	31	2,224	24,515	(5,526)
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences loss	(62)	(4,552)	(28,658)	(4,834)
Other comprehensive loss for the period, net of tax	(31)	(2,328)	(4,143)	(10,360)
Total comprehensive loss for the period, net of tax	(16,368)	(1,197,206)	(844,338)	(1,203,955)
Loss attributable to:
Owners of the Parent Company	(16,097)	(1,177,343)	(833,808)	(1,148,203)
Non-controlling interest	(240)	(17,535)	(6,387)	(45,392)
Total comprehensive loss attributable to:
Owners of the Parent Company	(16,129)	(1,179,701)	(838,302)	(1,158,484)
Non-controlling interest	(239)	(17,505)	(6,036)	(45,471)
Total comprehensive loss for the period	$ (16,368)	₨ (1,197,206)	₨ (844,338)	₨ (1,203,955)
Loss per share
Basic | (per share)	$ (0.28)	₨ (20.38)	₨ (17.94)	₨ (26.37)
Diluted | (per share)	$ (0.28)	₨ (20.42)	₨ (17.94)	₨ (26.95)